DESCRIPTION OF BUSINESS AND ORGANIZATION - Summarized Income and Cash Flow Statement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
VIEs
Net Income (Loss)		$ (464,220)	$ (1,104,925)	$ (742,001)
Net cash used in operating activities		(333,907)	(848,520)	(386,932)
Net cash generated from (used in) investing activities		277,559	(579,440)	(197,985)
Net cash used in financing activities		128,453	1,459,527	284,708
Cash, cash equivalents and restricted cash at beginning of the year	$ 739,533	484,937	427,135	739,533
Cash, cash equivalents and restricted cash at end of the year		$ 550,277	$ 484,937	427,135
VIEs
VIEs
Net Income (Loss)	(74,137)
Net cash used in operating activities	(8,281)
Net cash generated from (used in) investing activities	(38,400)
Net cash used in financing activities	(107,317)
Effect of exchange rate changes on cash	(2,573)
Net increase in cash	(156,571)
Cash, cash equivalents and restricted cash at beginning of the year	156,571			$ 156,571
VIEs | Consolidation, eliminations
VIEs
Other expenses	56,752
Net cash used in operating activities	88,423
Net cash provided by operating activities	86,697
Net cash used in financing activities	158,509
Net cash provided by financing activities	$ 32,715